                                           [PICTURE OF STATUE OF LIBERTY
[LOGO OF EATON VANCE    Mutual Funds       APPEARS HERE]
APPEARS HERE]           for People
                        Who Pay
                        Taxes




   Semiannual Report April 30, 1998





                                 EATON VANCE

                                 TAX-MANAGED

                                    GROWTH

                                     FUND

[PICTURE OF STREET SIGN
APPEARS HERE]


[PICTURE OF CALCULATOR AND
TAX FORM APPEARS HERE]

Eaton Vance Tax-Managed Growth Funds as of April 30, 1998

INVESTMENT UPDATE

[PICTURE OF DUNCAN W. RICHARDSON, PORTFOLIO MANAGER APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . The U.S. economy continued its extraordinary performance in the latter part of 1997 and early 1998. Gross Domestic Product - the primary indicator of overall U.S. economic growth - grew at real annual rates of 3.7% in the fourth quarter of 1997 and 4.2% in the first quarter of 1998. Meanwhile, the civilian unemployment rate reached a 28-year low of 4.3% in April, 1998.

 . The inflation rate, which historically has risen during periods of sustained growth and low unemployment, has remained very low. The Consumer Price Index increased only 1.7% in 1997 and has advanced at a rate of 1.0% (annualized) thus far in 1998.

 . The consensus among leading economists is that inflation has remained low due to global competition, a strong dollar - made even stronger by the Asian currency crisis - and higher productivity brought on by advances in technology.

  The Stock Market

 . The U.S. stock market's strong performance during the period reflected the healthy economic climate and the continued demand for U.S. stocks. In 1997, the return of the S&P 500 Index exceeded 20% for a record third consecutive year, and year-to-date through April 30, 1998, the S&P 500 has achieved returns of 15.1%.*

 . As stock valuations have increased, so has market volatility. In October, the market fell by over 10%, sparked largely by initial fears concerning the Asian economic and currency crisis. After recovering, the market experienced a similar Asian-inspired decline of over 5% in January, 1998.

 . Since January, the market has advanced to new record highs, driven by buoyant economic conditions in the U.S. and diminishing concerns about the impact of the Asian crisis on the earnings of U.S. multinationals.

The Fund
--------------------------------------------------------------------------------
  The Past Six Months

 . During the six months ended April 30, 1998, the Fund's Class A shares had a total return of 22.0%. This return resulted from an increase in net asset value (NAV) to $17.91 per share on April 30, 1998 from $14.68 on October 31, 1997./1/

 . The Fund's Class B shares had a total return of 21.5% during the period, the result of an increase in NAV to $17.68 per share from $14.55 per share./2/

 . The Fund's Class C shares had a total return of 21.4% during the period, the result of an increase in NAV to $17.03 per share from $14.03 per share./2/

 . By comparison, the average annual total return for mutual funds in the Lipper
  Growth Funds Category was 17.3% during this period.*

  Fund Strategy and Outlook

 . The Fund invests in a broadly diversified selection of stocks, emphasizing holdings of high-quality growth companies that are acquired with the expectation of being held for a period of years. The Fund utilizes a number of tax-efficient management techniques and seeks to achieve returns primarily in the form of unrealized gains, which are not subject to current tax.

 . With stocks reaching ever-higher valuations, we have been careful in our selection of stocks to acquire. During the period, attractive reward/risk situations have been harder to find, but we have found opportunities in the oil services, financial, and some technology sectors.

 . We continue to anticipate more volatility, lower returns, and a reversion toward the stock market's historic annual average return of 10%. Earnings disappointments or interest rate hikes over the coming months could pull the market lower. Nevertheless, we plan to stay with the high-quality companies that are currently in the Portfolio, as we believe they will continue to produce more consistent earnings - and, thus, returns - over the long term.

--------------------------------------------------------------------------------

Fund Information
as of April 30, 1998

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Performance/3/                                        Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                42.6%   41.2%   41.0%

Life of Fund                                            32.4    31.3    35.8

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                34.4%   36.2%   40.0%

Life of Fund                                            28.7    29.9    35.8

Inception Dates - Class A: 3/28/96; Class B: 3/28/96; Class C: 8/2/96

Ten Largest Holdings/4/
--------------------------------------------------------------------------------

By total net assets

Pfizer, Inc.                                             1.7%

Johnson & Johnson Co.                                    1.4

General Re Corp.                                         1.4

Automatic Data Processing, Inc.                          1.4

SunAmerica, Inc.                                         1.3

Home Depot, Inc. (The)                                   1.3

Albertson's, Inc.                                        1.3

Federal National Mortgage Assoc.                         1.3

Marsh & McLennan Cos., Inc.                              1.3

Schlumberger Ltd.                                        1.2

/1/ This return does not include the maximum 5.75% sales charge. /2/ These returns do not include the Fund's applicable contingent deferred sales charges
(CDSC). /3/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. /4/ As of 4/30/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 13.6% of the Portfolio's investments. *It is not possible to invest directly in an Index or Lipper Category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of April 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Tax-Managed Growth Portfolio (Portfolio),
    at value (Note 1A) (identified cost, $1,755,111,587)       $ 2,127,968,280
Receivable for Fund shares sold                                     30,169,069
Deferred organization expenses (Note 1D)                                64,674
--------------------------------------------------------------------------------
Total assets                                                   $ 2,158,202,023
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                              $           168
Payable for Fund shares redeemed                                     1,858,614
Payable to affiliate for Trustees' fees (Note 4)                           316
Accrued expenses                                                       221,859
--------------------------------------------------------------------------------
Total liabilities                                              $     2,080,957
--------------------------------------------------------------------------------
Net Assets for 122,366,202 shares of
    beneficial interest outstanding                            $ 2,156,121,066
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                $ 1,781,418,750
--------------------------------------------------------------------------------
Accumulated net realized gain on investments from
    Portfolio (computed on the basis of identified cost)             1,150,474
Accumulated undistributed net investment income                        695,149
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of identified cost)           372,856,693
--------------------------------------------------------------------------------
Total                                                          $ 2,156,121,066
--------------------------------------------------------------------------------

Net Asset Value, Offering and
Redemption Price Per Share (Note 6)
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                     $   482,345,238
Shares Outstanding                                                  26,928,007
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest
    outstanding)                                               $         17.91
Offering Price Per Share
    (100 / 94.25 of net assets value per share)                $         19.00
--------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                     $ 1,307,569,592
Shares Outstanding                                                  73,940,318
Net Asset Value, Offering Price and Redemption
    Price Per  Share (Note 6)
    (net assets / shares of beneficial interest
    outstanding)                                               $         17.68
--------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                     $   366,206,236
Shares Outstanding                                                  21,497,877
Net Asset Value, Offering Price and Redemption
    Price Per Share (Note 6)
    (net assets / shares of beneficial interest
    outstanding)                                               $         17.03
--------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations


For the Six Months Ended
April 30, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from
    Portfolio (net of foreign taxes, $106,675)                 $     8,397,315
Interest income allocated from Portfolio                             1,432,506
Expenses allocated from Portfolio                                   (3,729,468)
--------------------------------------------------------------------------------
Net investment income from Portfolio                           $     6,100,353
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                      $         1,382
Distribution and service fees (Note 5)
    Class A                                                             75,909
    Class B                                                          3,384,304
    Class C                                                          1,115,928
Transfer and dividend disbursing agent fees                            645,382
Registration fees                                                       98,046
Printing and postage                                                    38,378
Custodian fee                                                           16,095
Amortization of organization expenses (Note 1D)                          9,945
Legal and accounting services                                              481
Miscellaneous                                                           19,354
--------------------------------------------------------------------------------
Total expenses                                                 $     5,405,204
--------------------------------------------------------------------------------

Net investment income                                          $       695,149
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)            $     2,025,338
--------------------------------------------------------------------------------
Net realized gain on investment transactions                   $     2,025,338
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                $   276,020,530
    Foreign currency                                                    (5,773)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                             $   276,014,757
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                $   278,040,095
--------------------------------------------------------------------------------


Net increase in net assets from operations                     $   278,735,244
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                          Six Months Ended
Increase (Decrease)                       April 30, 1998        Year Ended
in Net Assets                             (Unaudited)           October 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment income (loss)        $        695,149       $      (425,855)
     Net realized gain (loss) on
         investment transactions                2,025,338              (444,646)
     Net change in unrealized
         appreciation (depreciation)
         of investments                       276,014,757            57,375,366
--------------------------------------------------------------------------------

Net increase in net assets
     from operations                     $    278,735,244       $    56,504,865
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3)  --
     Proceeds from sale of shares
         Class A                         $    238,090,952       $            --
         Class B                              583,604,330           460,965,429
         Class C                              180,422,720                    --
     Cost of shares redeemed
         Class A                         $    (20,155,177)      $            --
         Class B                              (22,224,956)          (20,373,856)
         Class C                               (7,898,571)                   --
--------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions             $    951,839,298       $   440,591,573
--------------------------------------------------------------------------------
Contributions from EV Traditional
     and Classic Tax-Managed
     Growth Funds                        $    350,806,545       $            --
--------------------------------------------------------------------------------


Net increase in net assets               $  1,581,381,087       $   497,096,438
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $    574,739,979       $    77,643,541
--------------------------------------------------------------------------------
At end of period                         $  2,156,121,066       $   574,739,979
--------------------------------------------------------------------------------


Accumulated undistributed
net investment income included
in net assets
--------------------------------------------------------------------------------
At end of period                         $        695,149       $            --
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                 Six Months Ended
                                                                 April 30, 1998               Year Ended          Period Ended
                                                                 (Unaudited)                  October 31, 1997    October 31, 1996*
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class A        Class B        Class C           Class B          Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $ 14.680     $   14.550       $ 14.030         $ 11.150         $ 10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        $  0.040     $   (0.002)      $ (0.012)        $ (0.011)        $ (0.003)
Net realized and unrealized gain on investments        3.190          3.132          3.012            3.411            1.153
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                        $  3.230     $    3.130       $  3.000         $  3.400         $  1.150
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period                    $ 17.910     $   17.680       $ 17.030         $ 14.550         $ 11.150
------------------------------------------------------------------------------------------------------------------------------------


Total Return/(1)/                                      22.00%         21.51%         21.38%           30.49%           11.50%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $482,345     $1,307,570       $366,206         $574,740         $ 77,644
Ratio of net expenses to average daily net
     assets/(2)/                                        0.71%+         1.45%+         1.65%+           1.50%            1.63%+
Ratio of net investment income (loss) to average
     daily net assets                                   0.71%+        (0.03)%+       (0.23)%+         (0.15)%          (0.13)%+
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, March 28, 1996 to October 31, 1996.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-date. Total return is not computed on an annualized basis.
/(2)/Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1  Significant Accounting Policies

   -----------------------------------------------------------------------------
   Eaton Vance Tax-Managed Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (36.7% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1997 the Fund for federal income tax purposes, had a capital loss carryover of $6,395,342 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note
   8) and may be subject to certain limitations. Such capital loss carryover will expire on October 31, 2005 ($6,216,089) and October 31, 2004 ($179,253).

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Interim Financial Information -- The interim financial statements relating to April 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                              April 30, 1998
   Class A                                                       (Unaudited)
   -----------------------------------------------------------------------------
   Issued to shareholders electing to receive payment of
    distribution in Fund shares                                   14,410,011
   Redemptions                                                    (1,239,203)
   Issued to EV Traditional Tax-Managed Growth
    Fund Shareholders                                             13,757,199
   -----------------------------------------------------------------------------
    Net increase                                                  26,928,007
   -----------------------------------------------------------------------------


                                       Six Months Ended
                                       April 30, 1998              Year Ended
   Class B                             (Unaudited)              October 31, 1997
   -----------------------------------------------------------------------------
   Issued to shareholders
    electing to receive payment
    of distributions in Fund shares          35,795,133             34,049,891
    Redemptions                              (1,359,638)            (1,509,922)
   -----------------------------------------------------------------------------
    Net increase                             34,435,495             32,539,969
   -----------------------------------------------------------------------------


                                                             Six Months Ended
   Class C                                                     April 30, 1998
                                                                  (Unaudited)
   -----------------------------------------------------------------------------
     Issued to shareholders electing to receive payment of
      distribution in Fund shares                                  11,400,247
     Redemptions                                                     (510,099)
     Issued to EV Classic Tax-Managed Growth
       Fund Shareholders                                           10,607,729
   -----------------------------------------------------------------------------
      Net increase                                                 21,497,877
   -----------------------------------------------------------------------------

4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations (Note 5).

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $3,172,785 and $836,946 for

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $48,675,000 and $19,055,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 1998 amounted to $75,909, $211,519 and $278,982 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge
   ----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $544,000 and $39,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended April 30, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $982,425,748 and $54,517,002, respectively, for the six months ended April 30, 1998.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On November 1, 1997, the EV Marathon Tax-Managed Growth Fund acquired the net assets of the EV Traditional Tax-Managed Growth Fund and EV Classic Tax-Managed Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Tax-Managed Growth Fund, at the closing, issued 13,757,199 Class A shares and 10,607,729 Class C shares of the Fund having an aggregate value of $201,987,148 and $148,819,397, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional Tax-Managed Growth Fund and EV Classic Tax-Managed Growth Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Tax-Managed Growth Fund's and EV Classic Tax-Managed Growth Fund's net assets at the date of the transaction were $201,987,148 and $148,819,397, respectively, including $22,188,108 and $13,057,866 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Tax-Managed Growth Fund (formerly "EV Marathon Tax-Managed Growth Fund") were $925,546,524 with a net asset value of $14.68, $14.55 and $14.03 for Class A, Class B and Class C, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective November 1, 1997, the EV Marathon Tax-Managed Growth Fund changed its name to Eaton Vance Tax-Managed Growth Fund.

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Common Stocks--97.0%


Security                                             Shares        Value
--------------------------------------------------------------------------------

Advertising -- 2.5%
--------------------------------------------------------------------------------
AC Nielson Corp.                                        45,668     $   1,278,704
Advo, Inc.                                             170,000         4,866,250
Cognizant Corp.                                        249,006        12,808,246
Harte-Hanks Communications, Inc.                       144,604         3,280,703
Interpublic Group of Companies, Inc.+                   20,000         1,277,117
Interpublic Group of Companies, Inc.                   279,756        17,869,415
Interpublic Group of Companies, Inc.+                   42,000         2,679,531
Interpublic Group of Companies, Inc.+                   82,350         5,257,476
Omnicom Group, Inc.                                  1,466,200        69,461,224
Snyder Communications, Inc.+                           442,500        18,768,638
Snyder Communications, Inc.+                            40,000         1,695,750
TMP Worldwide, Inc.                                     43,000         1,139,500
True North Communications, Inc.                         33,000         1,006,500
WPP Group PLC                                          488,000         3,096,458
--------------------------------------------------------------------------------
                                                                   $ 144,485,512
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.6%
--------------------------------------------------------------------------------
Boeing Company (The)                                   221,682     $  11,097,955
Raytheon Co. Class A                                       133             7,340
Raytheon Co. Class B                                   224,544        12,728,838
TRW, Inc.                                                2,000           105,625
United Technologies Corp.                               49,398         4,862,616
United Technologies Corp.+                              36,844         3,625,018
--------------------------------------------------------------------------------
                                                                   $  32,427,392
--------------------------------------------------------------------------------

Apparel -- 0.0%
--------------------------------------------------------------------------------
Samsonite Corp.                                          1,000     $      28,750
--------------------------------------------------------------------------------
                                                                   $      28,750
--------------------------------------------------------------------------------

Auto and Parts -- 0.8%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.+                           46,000     $     893,412
Borg-Warner Automotive, Inc.                           225,000        13,992,188
Chrysler Corp.                                          32,000         1,286,000
Ford Motor Co.                                           1,000            45,813
General Motors Corp.                                     5,396           363,556
Harley-Davidson, Inc.                                    1,000            36,000
Magna International, Inc. Class A                      345,000        25,724,063
Meritor Automotive, Inc.                                61,133         1,577,996
Snap-On, Inc.+                                          44,444         1,878,656
--------------------------------------------------------------------------------
                                                                   $  45,797,684
--------------------------------------------------------------------------------

Banks - Regional -- 4.5%
--------------------------------------------------------------------------------
AmSouth Bancorporation                                  18,328     $   1,143,209
Banc One Corp.                                         501,848        29,514,935
Bank of Granite Corp.                                   18,000           679,500
Bank of New York Co., Inc. (The)                        78,172         4,617,034
BankBoston Corp.                                         1,080           116,573
BB&T Corp.                                              33,235         2,235,054
City National Corp.                                    100,000         3,718,750
Colonial Bancgroup, Inc. (The)                         153,137         5,493,790
Comerica, Inc.                                         100,000         6,693,750
Community First Bancshares, Inc.+                      148,000         7,451,772
Compass Bancshares, Inc.                                48,208         2,338,088
Crestar Financial Corp.                                 28,348         1,695,565
Fifth Third Bancorp                                    112,500         6,187,500
First Citizens Bancshares, Inc.                         35,300         3,997,725
First Union Corp.                                      786,051        47,457,823
Fleet Financial Group, Inc.                             57,486         4,965,353
Golden West Financial Corp.                              7,000           737,188
Keycorp                                                 68,800         2,730,500
Marshall and Ilsley Corp.                               20,000         1,170,000
National City Corp.                                     33,309         2,306,648
National Commerce Bancorporation+                       79,816         3,564,622
Nationsbank Corp.                                      309,101        23,414,401
Northern Trust Corp.                                   141,898        10,358,554
Norwest Corp.                                        1,626,244        64,541,558
PNC Bank Corp.                                          44,900         2,713,644
Sovereign Bancorp, Inc.                                366,000         6,908,250
Summit Bancorp                                          21,642         1,084,805
SunTrust Banks, Inc.                                       480            39,090
U.S. Bancorp                                            20,000         2,540,000
Union Planters Corp.                                    14,875           914,813
Valley National Bancorp                                184,691         7,410,726
Wachovia Corp.                                           6,330           537,654
Westamerica Bancorporation                              82,596         2,725,668
--------------------------------------------------------------------------------
                                                                   $ 262,004,542
--------------------------------------------------------------------------------

Banks and Money Services -- 2.0%
--------------------------------------------------------------------------------
Ahmanson (H.F.) & Co.                                    2,600     $     198,250
Bank of Montreal                                        19,000         1,037,875
Bank United Corp.                                        2,000           103,500
BankAmerica Corp.                                       41,624         3,538,040
Beneficial Corp.                                        14,100         1,838,288
Chase Manhattan Corp.                                   32,632         4,521,572


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                             Shares        Value
--------------------------------------------------------------------------------

Banks and Money Services (continued)
--------------------------------------------------------------------------------
Citicorp                                               430,117     $  64,732,608
First Chicago NBD Corp.                                 43,006         3,994,182
Firstbank of Illinois Co.                               26,146         1,196,180
FirstPlus Financial Group, Inc.                        120,000         5,820,000
FirstPlus Financial Group, Inc.+                       209,395        10,020,587
Morgan (J.P.) & Co., Inc.                               55,800         7,323,750
Washington Mutual, Inc.                                 92,759         6,498,927
Wells Fargo & Co.                                       11,542         4,253,227
--------------------------------------------------------------------------------
                                                                   $ 115,076,986
--------------------------------------------------------------------------------

Beverages -- 1.8%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                              261,465     $  11,978,365
Coca-Cola Company (The)                                502,245        38,107,839
PepsiCo, Inc.                                        1,311,156        52,036,503
--------------------------------------------------------------------------------
                                                                   $ 102,122,707
--------------------------------------------------------------------------------

Broadcasting and Cable -- 1.0%
--------------------------------------------------------------------------------
American Radio Systems Corp.                           149,451     $   9,910,469
Clear Channel Communications, Inc.                      43,700         4,118,725
Comcast Corp., Class A                                  62,500         2,238,281
Cox Communications, Inc., Class A                       93,319         4,164,360
Liberty Media Group, Class A                            91,828         3,047,542
Tele-Communications, Inc.                              490,073        15,804,854
U.S. West, Inc. - Media Group                          258,524         9,759,281
Univision Communications, Inc.                         200,649         7,687,365
--------------------------------------------------------------------------------
                                                                   $  56,730,877
--------------------------------------------------------------------------------

Building Materials -- 0.9%
--------------------------------------------------------------------------------
American Standard Companies, Inc.                      143,358     $   6,979,743
CRH PLC                                                255,000         3,638,289
Interface, Inc.                                        184,213         7,817,539
Masco Corp.                                            114,331         6,631,198
Sherwin-Williams Co. (The)                              44,670         1,591,369
Stanley Works (The)                                     12,160           622,440
Valspar Corp.                                          570,000        22,728,750
Walter Industries, Inc.                                  1,000            20,625
--------------------------------------------------------------------------------
                                                                   $  50,029,953
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
Accustaff, Inc.                                       100,000      $   3,587,500
Corporate Express, Inc.                                92,486            930,640
Corrections Corporation of America                     54,756          1,519,479
Fair, Issac and Co., Inc.                              88,828          3,530,913
Fair, Issac and Co., Inc.+                            150,000          5,947,594
Half (Robert) International, Inc.                       1,800             97,425
Manpower, Inc.                                        110,000          4,846,875
Metzler Group, Inc. (The)                              90,000          3,116,250
Romac International, Inc.+                             45,546          1,204,555
Staff Leasing, Inc.                                    78,125          2,285,156
Staff Leasing, Inc.+                                   78,125          2,276,016
Sylvan Learning Systems, Inc.*                        142,857          7,053,564
Sylvan Learning Systems, Inc.+                        196,789          9,704,311
--------------------------------------------------------------------------------
                                                                   $  46,100,278
--------------------------------------------------------------------------------

Chemicals -- 1.0%
--------------------------------------------------------------------------------
Bayer AG ADR                                           40,000      $   1,778,764
Dow Chemical Co. (The)                                 25,248          2,441,166
DuPont (E.I.) de Nemours & Co.                        215,107         15,662,478
Eastman Chemical Co.                                      123              8,456
Mississippi Chemical Corp.                            272,180          4,933,263
Monsanto Co.                                          492,240         26,027,190
Olin Corp.                                              1,037             48,545
Solutia, Inc.                                         200,336          5,684,534
--------------------------------------------------------------------------------
                                                                   $  56,584,396
--------------------------------------------------------------------------------

Chemicals - Specialty -- 0.1%
--------------------------------------------------------------------------------
Airgas, Inc.                                           61,000      $     945,500
Airgas, Inc.+                                         205,555          3,179,730
--------------------------------------------------------------------------------
                                                                   $   4,125,230
--------------------------------------------------------------------------------

Communications Equipment -- 1.5%
--------------------------------------------------------------------------------
Dialogic Corp.                                         80,000      $   2,990,000
General Cable Corp.                                     2,000             90,625
L.M. Ericsson Telephone Co., ADR                      226,000         11,624,875
Lucent Technologies, Inc.                               2,830            215,434
Nokia Corp., Class A ADR                              683,000         45,675,624
Northern Telecom Ltd. ADR                             111,740          6,802,173
PairGain Technologies, Inc.                           140,581          2,591,962
PairGain Technologies, Inc.+                          210,000          3,869,939


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                            Shares         Value
--------------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------------
Salient 3 Communications, Inc., Class A                  78,125    $     810,547
Tellabs, Inc.                                           146,623       10,391,905
--------------------------------------------------------------------------------
                                                                   $  85,063,084
--------------------------------------------------------------------------------

Communications Services -- 1.7%
--------------------------------------------------------------------------------
360 Communications Co.                                    1,333    $      40,740
Airtouch Communications, Inc.                             1,865           99,078
Aliant Communications, Inc.                              36,322        1,030,637
Alltel Corp.                                             53,760        2,298,240
Ameritech Corp.                                          28,362        1,207,158
AT&T Corp.                                               34,467        2,070,174
BellSouth Corp.                                           6,980          448,029
Citizens Utilities Corp., Class B                        44,309          448,632
Excel Communications, Inc.                              100,000        2,350,000
McLeodUSA, Inc.                                          57,143        2,628,578
McLeodUSA, Inc.+                                         36,000        1,652,688
Nextel Communications, Inc., Class A /(1)/               75,830        2,175,373
Premier Technologies, Inc.                               89,479        2,852,143
SBC Communications, Inc.                                  9,342          387,109
Sprint Corp.                                              1,600          109,300
Tel-Save Holdings, Inc.                                 247,376        5,643,265
Telecom Corp. of New Zealand Ltd. ADR                     8,000          306,500
Telephone & Data Systems, Inc.                           86,756        4,120,910
Worldcom, Inc.                                        1,575,000       67,380,389
--------------------------------------------------------------------------------
                                                                   $  97,248,943
--------------------------------------------------------------------------------

Computer Software -- 3.9%
--------------------------------------------------------------------------------
Baan Co., NV ADR                                       223,926     $   9,936,716
BMC Software, Inc.*                                      4,000           374,250
Cadence Design Systems, Inc.                           506,000        18,374,125
Computer Associates International, Inc.                624,684        36,583,057
Compuware Corp.                                          1,400            68,425
CSG Systems International, Inc.                          7,958           362,089
HNC Software, Inc.*                                    125,000         4,875,000
HNC Software, Inc.+                                    147,980         5,756,792
HNC Software, Inc.+                                    129,814         5,050,089
Intuit, Inc.                                           286,227        15,223,699
Lexmark International Group, Inc.                    1,197,000        69,276,374
Microsoft Corp.                                        139,700        12,590,463
Oracle Corp.                                           502,500        13,002,188
Parametric Technology Corp.                             94,600         3,024,239
PeopleSoft, Inc.                                       134,692         6,263,178
PeopleSoft, Inc.+                                      120,000         5,577,210
Saville Systems PLC ADR                                160,000         7,980,000
Saville Systems PLC ADR                                160,000         7,970,025
Security Dynamics Technologies, Inc.*                   40,000           965,000
Sterling Commerce, Inc.                                  2,388           101,639
Wind River Systems, Inc.+                               13,000           449,225
--------------------------------------------------------------------------------
                                                                   $ 223,803,783
--------------------------------------------------------------------------------

Computers and Business Equipment -- 4.0%
--------------------------------------------------------------------------------
Cabletron Systems, Inc.                                 33,715     $     446,724
Cisco Systems, Inc.                                    427,930        31,345,873
Cisco Systems, Inc.+                                   116,062         8,497,291
Compaq Computer Corp.                                   10,224           286,911
Dell Computer Corp.                                      1,900           153,425
Dell Computer Corp.+                                   750,000        60,441,374
Digital Equipment Corp.                                 29,355         1,632,872
EMC Corp.                                                3,000           138,375
Hewlett-Packard Co.                                    505,085        38,039,214
International Business Machines Corp.                  168,510        19,526,096
Sun Microsystems, Inc.                                   3,500           144,156
Xerox Corp.                                            624,000        70,823,999
--------------------------------------------------------------------------------
                                                                   $ 231,476,310
--------------------------------------------------------------------------------

Conglomerates -- 0.9%
--------------------------------------------------------------------------------
General Electric Co.                                   642,104     $  54,659,102
--------------------------------------------------------------------------------
                                                                   $  54,659,102
--------------------------------------------------------------------------------

Consumer Services -- 0.4%
--------------------------------------------------------------------------------
Block (H&R), Inc.                                      366,177     $  16,477,965
Cendant Corp.                                          187,999         4,699,975
Service Corp. International                              3,000           123,750
ServiceMaster Co.                                       45,562         1,301,365
Stewart Enterprises, Inc.                              114,000         2,949,750
--------------------------------------------------------------------------------
                                                                   $  25,552,805
--------------------------------------------------------------------------------

Containers and Packaging -- 0.6%
--------------------------------------------------------------------------------
Sealed Air Corp.                                       535,000     $  33,537,813
--------------------------------------------------------------------------------
                                                                   $  33,537,813
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                            Shares         Value
--------------------------------------------------------------------------------

Distribution -- 1.3%
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  211,200     $  20,328,000
Supervalu, Inc.                                         51,506         2,250,168
Sysco Corp.                                          1,492,272        35,534,727
U.S. Foodservice, Inc.                                 452,443        15,976,893
U.S. Foodservice, Inc.+                                 66,438         2,340,227
Wilmar Industries, Inc.                                 50,000         1,193,750
--------------------------------------------------------------------------------
                                                                   $  77,623,765
--------------------------------------------------------------------------------

Drugs -- 8.3%
--------------------------------------------------------------------------------
American Home Products Corp.                             2,300     $     214,188
Amgen, Inc.                                            405,532        24,179,846
Astra AB Class A                                     1,074,400        22,074,300
Astra AB Class B ADR                                   160,000         3,240,000
Bristol-Myers Squibb Co.                               354,171        37,497,855
Covance, Inc.                                           81,250         1,741,797
Elan Corp., PLC ADR*                                   401,676        24,954,122
Genentech, Inc.                                         80,000         5,540,000
Genzyme Corp.*                                          12,150            92,644
Genzyme Corp., Class A                                 940,000        29,081,250
Lilly (Eli) & Co.                                      589,158        40,983,303
Merck & Co., Inc.                                      562,848        67,823,183
Pfizer, Inc.                                           845,058        96,178,163
Quintiles Transnational Corp.                           95,420         4,723,290
Quintiles Transnational Corp.+                         100,000         4,947,525
Schering-Plough Corp.                                  276,240        22,133,730
Sepracor, Inc.*                                         96,000         4,440,000
SmithKline Beecham PLC ADR                             105,440         6,280,270
Teva Pharmaceutical Industries Ltd. ADR+               100,000         4,256,831
Vertex Pharmaceuticals, Inc.*                          215,000         6,691,875
Warner-Lambert Co.                                     215,344        40,740,393
Watson Pharmaceuticals, Inc.                           573,550        24,662,650
Watson Pharmaceuticals, Inc.+                          122,888         5,270,974
--------------------------------------------------------------------------------
                                                                   $ 477,748,189
--------------------------------------------------------------------------------

Electric Utilities -- 0.2%
--------------------------------------------------------------------------------
Central and South West Corp.                             1,600     $      41,700
Dominion Resources, Inc.                                 3,249           128,539
Duke Energy Corp.                                        1,800           104,175
New England Electric System                              2,700           117,450
Texas Utilities Co.                                    250,196        10,007,840
--------------------------------------------------------------------------------
                                                                   $  10,399,704
--------------------------------------------------------------------------------

Electrical Equipment -- 0.7%
--------------------------------------------------------------------------------
American Power Conversion Corp.                        200,000     $   6,434,281
AMP, Inc.                                              112,340         4,416,366
Emerson Electric Co.                                   151,648         9,648,604
General Signal Corp.                                    68,600         3,018,400
Molex, Inc. Class A                                     90,066         2,420,524
Rockwell International Corp.                            93,700         5,241,344
Rockwell International Corp.+                           90,000         5,031,858
Thomas & Betts Corp.+                                   22,963         1,339,795
--------------------------------------------------------------------------------
                                                                   $  37,551,172
--------------------------------------------------------------------------------

Electronics - Instruments -- 0.7%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   280,000     $  10,902,500
Dionex Corp.                                           181,070         9,664,611
Thermo Electron Corp.                                  390,000        15,526,875
Waters Corp.+                                           29,580         1,581,739
X-Rite, Inc.                                           170,000         2,199,375
X-Rite, Inc.+                                          118,000         1,523,572
X-Rite, Inc.+                                          140,000         1,810,344
--------------------------------------------------------------------------------
                                                                   $  43,209,016
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.1%
--------------------------------------------------------------------------------
Altera Corp.*                                            3,600     $     145,800
Burr-Brown Corp.+                                      600,000        18,253,369
Intel Corp.                                            595,670        48,137,581
Intel Corp.+                                            70,002         5,654,208
KLA-Tencor Corp.                                        36,000         1,451,250
Linear Technologies Corp.                               45,000         3,622,500
Maxim Integrated Products Co.+                          40,000         1,614,193
Motorola, Inc.                                         110,768         6,161,470
National Semiconductor Corp.+                           79,368         1,745,223
Smart Modular Technologies, Inc.+                       60,000         1,479,398
Speedfam International, Inc.+                          221,000         6,405,796
Texas Instruments, Inc.                                313,780        20,101,531
Ultratech Stepper, Inc.+                               245,129         6,013,455
Uniphase Corp.+                                         25,932         1,403,997
--------------------------------------------------------------------------------
                                                                   $ 122,189,771
--------------------------------------------------------------------------------

Engineering and Construction -- 0.1%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                          130,225    $   4,346,259
Jacobs Engineering Group, Inc.+                          32,230        1,075,138
--------------------------------------------------------------------------------
                                                                   $   5,421,397
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                            Shares         Value
--------------------------------------------------------------------------------

Entertainment -- 0.3%
--------------------------------------------------------------------------------
Callaway Golf Co.+                                     235,715     $   6,407,818
Disney (Walt) Co.                                       26,900         3,344,006
Mattel, Inc.                                            20,995           804,371
Regal Cinemas, Inc.                                      2,250            68,766
Time Warner Inc.                                       104,628         8,213,298
--------------------------------------------------------------------------------
                                                                   $  18,838,259
--------------------------------------------------------------------------------

Environmental Services -- 0.7%
--------------------------------------------------------------------------------
Browning-Ferris Industries, Inc.                       391,647     $  13,364,954
U.S.A. Waste Services, Inc.                            303,556        14,893,216
Waste Management, Inc.                                 304,212        10,191,102
--------------------------------------------------------------------------------
                                                                   $  38,449,272
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
American Express Co.                                   273,148     $  27,861,096
American General Corp.                                  91,153         6,073,069
Capital One Financial Corp.                             36,000         3,458,250
Federal Home Loan Mortgage Corp.                       502,500        23,272,031
Federal National Mortgage Association                1,242,855        74,415,942
Household International, Inc.                           36,018         4,734,116
MGIC Investment Corp.                                  680,000        42,840,000
Providian Financial Corp.                              166,107         9,997,565
Travelers Group, Inc.                                  154,161         9,432,726
--------------------------------------------------------------------------------
                                                                   $ 202,084,795
--------------------------------------------------------------------------------

Foods -- 3.7%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                             136,929     $   2,943,974
Bestfoods                                               22,400         1,229,200
Corn Products International, Inc.                          500            17,813
Earthgrains Co. (The)                                        1                47
Flowers Industries, Inc.                               393,000         8,400,375
General Mills, Inc.                                     17,500         1,182,344
Kellogg Co.                                             44,714         1,844,453
McCormick & Co., Inc.                                  554,298        18,984,707
Pioneer Hi-Bred International, Inc.                    852,171        32,169,455
Quaker Oats Co. (The)                                   39,942         2,076,984
Riviana Foods, Inc.+                                   150,000         3,476,386
Sara Lee Corp.                                         577,972        34,425,457
Tyson Food, Inc.                                     1,779,999        34,376,231
Unilever ADR                                           812,000        60,595,499
Wrigley (Wm.) Jr. Co.                                  113,180        10,073,020
--------------------------------------------------------------------------------
                                                                   $ 211,795,945
--------------------------------------------------------------------------------

Furniture and Appliances -- 0.9%
--------------------------------------------------------------------------------
HON Industries, Inc.                                  1,000,558    $  32,017,856
HON Industries, Inc.+                                   134,930        4,315,601
HON Industries, Inc.+                                   134,930        4,309,124
Leggett & Platt, Inc.                                   119,744        6,219,204
Leggett & Platt, Inc.+                                   29,420        1,527,237
Miller (Herman), Inc.                                   120,000        3,622,500
--------------------------------------------------------------------------------
                                                                   $  52,011,522
--------------------------------------------------------------------------------

Health Services -- 1.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                               4,821    $     389,597
Aetna, Inc.+                                             55,000        4,442,465
Beverly Enterprises, Inc.                               357,143        5,625,002
FPA Medical Management, Inc.                            315,000        3,937,500
Genesis Health Ventures, Inc.                             4,000          105,750
Health Management Associates, Inc., Class A              40,780        1,284,570
HealthSouth Corp.                                       146,000        4,407,375
Integrated Health Services, Inc.                         50,000        1,928,125
Magellan Health Services, Inc.                           50,000        1,387,500
MedPartners, Inc.                                        17,696          181,384
Omnicare, Inc.                                           25,650          878,513
Orthodontic Centers of America, Inc.+                   100,000        2,122,003
Pacificare Health Systems, Inc., Class B                 19,500        1,396,688
Parexel International Corp.+                             35,000        1,169,569
Quest Diagnostics, Inc.                                  15,625          300,781
Quorum Health Group, Inc.                                 6,893          221,422
Quorum Health Group, Inc.+                               48,840        1,568,201
Renal Care Group, Inc.                                  116,855        4,469,704
Renal Care Group, Inc.+                                 130,817        4,983,735
Response Oncology, Inc.                                  44,761          374,873
Sunrise Assisted Living, Inc.+                          140,000        6,256,811
Sunrise Assisted Living, Inc.+                          210,000        9,405,920
United HealthCare Corp.                                  20,000        1,405,000
Vencor, Inc.                                             25,600          694,400
--------------------------------------------------------------------------------
                                                                   $  58,936,888
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                            Shares         Value
--------------------------------------------------------------------------------

Household Products -- 1.9%
--------------------------------------------------------------------------------
Blyth Industries, Inc.                                  222,000    $   8,144,625
Blyth Industries, Inc.+                                 300,000       10,992,492
Blyth Industries, Inc.+                                  40,000        1,464,565
Blyth Industries, Inc.+                                  20,000          730,815
Colgate-Palmolive Co.                                    43,652        3,915,039
Fortune Brands, Inc.                                      1,500           55,313
Gillette Co.                                            127,100       14,672,106
Kimberly-Clark Corp.                                    511,394       25,953,246
Procter & Gamble Co.                                    360,700       29,645,031
Rubbermaid, Inc.                                        463,920       13,279,710
--------------------------------------------------------------------------------
                                                                   $ 108,852,942
--------------------------------------------------------------------------------

Industrial Equipment -- 1.0%
--------------------------------------------------------------------------------
Dover Corp.                                             324,360    $  12,812,220
Dover Corp.+                                             46,000        1,816,092
Federal Signal Corp.                                    283,471        6,076,910
Illinois Tool Works, Inc.                               169,010       11,915,205
Parker-Hannifin Corp.                                   150,898        6,733,823
Regal Beloit Corp.                                      265,000        8,148,750
Tecumseh Products Co., Class A                          193,055        9,725,146
--------------------------------------------------------------------------------
                                                                   $  57,228,146
--------------------------------------------------------------------------------

Information Services -- 3.4%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                        1,184,740   $  79,303,533
Bell and Howell Co.                                      115,000       3,176,875
BISYS Group, Inc. (The)*                                  53,873       2,127,984
Ceridian Corp.                                            90,500       5,118,906
Computer Sciences Corp.                                  282,000      14,875,500
Computer Sciences Corp.+                                 160,000       8,435,780
Dun & Bradstreet Corp. (The)                              86,158       3,058,609
Electronic Data Systems Corp.                            155,000       6,665,000
First Data Corp.                                         128,618       4,356,935
HBO and Co.                                               12,219         730,849
IDX Systems Corp.+                                        35,000       1,520,876
Lason, Inc.+                                             165,000       6,422,130
Lason, Inc.+                                             190,000       7,380,360
Paychex, Inc.                                             58,651       3,185,482
Reuters Holdings PLC ADR                                 334,611      21,686,975
Sapient Corp.                                            236,480      11,661,605
Sapient Corp.+                                            87,396       4,309,784
Saville Systems PLC ADR+                                  99,197       4,927,661
Siebel Systems, Inc.                                     118,000       3,053,250
SunGard Data Systems, Inc.                                80,000       2,850,000
USCS  International, Inc.+                               150,000       3,011,203
--------------------------------------------------------------------------------
                                                                   $ 197,859,297
--------------------------------------------------------------------------------

Insurance -- 8.4%
--------------------------------------------------------------------------------
Aegon, N.V. ADR                                           42,726   $   5,677,217
Allmerica Financial Corp.                                  1,500          93,938
Allstate Corp. (The)                                     598,208      57,577,519
American International Group, Inc.                       506,784      66,673,769
AON Corp.                                                 44,054       2,841,483
Berkshire Hathaway, Inc. Class A+                            500       3,430,000
Berkshire Hathaway, Inc. Class B                              21          48,195
Chubb Corp.                                              101,050       7,976,634
Conseco, Inc.+                                           100,000       4,942,650
General RE Corp.                                         362,481      81,037,158
Jefferson-Pilot Corp.                                     38,268       2,245,824
Kansas City Life Insurance Co.                            35,400       3,009,000
Lab Holdings, Inc.                                        35,960         836,070
Marsh & McLennan Cos., Inc.                              804,444      73,304,959
Mercury General Corp.                                      2,000         129,500
Mutual Risk Management Ltd.                              863,500      29,251,063
Progressive Corp.                                        285,085      38,611,200
Protective Life Corp.                                     64,346       2,388,845
Provident Companies, Inc.                                  3,728         145,625
Safeco Corp.                                              12,122         605,342
St. Paul Cos., Inc. (The)                                134,513      11,399,969
SunAmerica, Inc.                                       1,542,524      77,029,791
Torchmark Corp.                                          222,850       9,930,753
UICI                                                      57,257       1,660,453
UICI+                                                    180,000       5,211,283
UNUM Corp.                                                50,000       2,687,500
--------------------------------------------------------------------------------
                                                                   $ 488,745,740
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
E*Trade Group, Inc.+                                      100,000  $   2,353,477
Merrill Lynch & Co., Inc.                                 259,116     22,737,429
Morgan Stanley Dean Witter Discover & Co.                  55,533      4,380,165
Price (T. Rowe) Associates, Inc.                           43,358      3,273,529
Schwab (Charles) and Co., Inc.                             44,500      1,557,500
--------------------------------------------------------------------------------
                                                                   $  34,302,100
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                     Shares                   Value
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Signature Resorts, Inc.+                                  50,000    $    887,985
--------------------------------------------------------------------------------
                                                                    $    887,985
--------------------------------------------------------------------------------

Machinery -- 0.0%
--------------------------------------------------------------------------------
DT Industries, Inc.                                       37,728    $  1,263,888
--------------------------------------------------------------------------------
                                                                    $  1,263,888
--------------------------------------------------------------------------------

Manufacturing -- 0.0%
--------------------------------------------------------------------------------
Tyco International Ltd.                                   20,000    $  1,090,000
--------------------------------------------------------------------------------
                                                                    $  1,090,000
--------------------------------------------------------------------------------

Medical Products -- 6.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                      219,233    $ 16,031,413
Allegiance Corp.                                          22,661       1,033,908
Ballard Medical Products+                                251,058       6,304,678
Bausch & Lomb, Inc.                                      145,574       7,196,815
Baxter International, Inc.                               806,028      44,684,177
Becton, Dickinson and Co.                                  3,510         244,384
Becton, Dickinson and Co.+                                14,490       1,006,849
Boston Scientific Corp.                                  508,000      36,734,750
Dentsply International, Inc.                              42,000       1,380,750
ESC Medical Systems Ltd.                                  30,000         975,000
Heartport, Inc.                                           41,026         435,901
Hillenbrand Industries, Inc.                             647,898      40,412,638
Incyte Pharmaceuticals, Inc.+                            577,571      25,946,511
Johnson & Johnson Co.                                  1,150,375      82,108,015
Marquette Medical Systems, Inc.                           55,000       1,485,000
Medtronics, Inc.                                       1,052,726      55,399,705
Medtronics, Inc.+                                         29,472       1,550,189
Schein (Henry) Corp.                                     200,000       7,800,000
Schein (Henry) Corp.+                                    225,700       8,797,899
Schein (Henry) Corp.+                                     17,000         660,348
Schein (Henry) Corp.+                                    130,000       5,066,603
Sofamor Danek Group, Inc.*                               223,000      19,568,250
St. Jude Medical,  Inc.                                   42,144       1,493,478
Steris Corp.                                              37,297       2,193,530
--------------------------------------------------------------------------------
                                                                    $368,510,791
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.                        6,000   $    112,875
--------------------------------------------------------------------------------
                                                                    $    112,875
--------------------------------------------------------------------------------

Metals - Industrial -- 0.3%
--------------------------------------------------------------------------------
Cyprus Amax Minerals Co.                                   20,950   $    361,388
Inco, Ltd.                                                124,000      2,177,750
Nucor Corp.                                                40,000      2,397,500
Nucor Corp.+                                               22,648      1,354,750
Potash Corp. of Saskatchewan                              120,105     10,726,878
--------------------------------------------------------------------------------
                                                                    $ 17,018,266
--------------------------------------------------------------------------------

Natural Gas Utilities -- 0.2%
--------------------------------------------------------------------------------
Columbia Energy Group                                         747   $     60,694
KN Energy, Inc.                                            20,000      1,173,750
NGC Corp.                                                 290,000      4,277,500
Sonat, Inc.                                               107,200      4,757,000
--------------------------------------------------------------------------------
                                                                    $ 10,268,944
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 2.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                        639,234   $ 25,888,977
Dresser Industries, Inc.                                   79,800      4,219,425
EVI, Inc.                                                  33,000      1,757,250
Halliburton Co.                                           259,925     14,295,875
National-Oilwell, Inc.                                     50,000      1,896,875
National-Oilwell, Inc.+                                   416,400     15,733,986
Newpark Resources, Inc.                                   110,000      2,646,346
Noble Drilling, Inc.                                      170,000      5,493,125
Patterson Energy, Inc.+                                   200,000      2,779,700
Rowan Companies, Inc.                                     250,000      7,359,375
Royal Dutch Petroleum Co.                                  24,289      1,373,847
Schlumberger Ltd.                                         879,470     72,886,075
Tosco Corp.                                                   300         10,688
Tosco Corp.+                                              314,619     11,185,885
Weatherford Enterra, Inc.                                  25,000      1,251,563
--------------------------------------------------------------------------------
                                                                    $168,778,992
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 512,000     $37,504,000
Apache Corp.                                             945,440      33,444,940
British Petroleum Co. PLC ADR                                500          47,250
Burlington Resources, Inc.                               119,335       5,608,745
Oryx Energy Co.                                          369,103       9,642,816
Phillips Petroleum Co.                                       979          48,522
Triton Energy Ltd.*                                      150,000       6,018,750


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                         Shares                Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production (continued)
--------------------------------------------------------------------------------
Union Pacific Resources Group, Inc.              79,795              $ 1,905,106
USX-Marathon Group                               50,895                1,822,677
--------------------------------------------------------------------------------
                                                                     $96,042,806
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 0.9%
--------------------------------------------------------------------------------
Amoco Corp.                                     282,730              $12,510,803
Atlantic Richfield Co.                           42,450                3,311,100
Chevron Corp.                                    55,600                4,597,425
Exxon Corp.                                     206,175               15,037,889
Mobil Corp.                                     183,413               14,489,627
Murphy Oil Corp.                                 29,700                1,527,694
National Fuel Gas Co.                             2,000                   92,000
Quaker State Corp.                               90,758                1,639,316
Texaco, Inc.                                      1,914                  117,711
--------------------------------------------------------------------------------
                                                                     $53,323,565
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------
Caraustar Industries, Inc.                      184,961             $  6,334,914
Champion International Corp.                     61,687                3,319,532
Deltic Timber Corp.                               8,485                  242,353
Fort James Corp.                                 56,401                2,798,900
Georgia-Pacific Corp. - G-P Group               160,000               12,350,000
Georgia-Pacific Corp. - G-P Group+               14,133                1,088,164
Georgia-Pacific Corp. - Timber Group            160,000                4,100,000
Mead Corporation (The)                           38,768                1,342,342
Sonoco Products Co.                              71,429                2,870,553
Union Camp Corp.                                 80,309                4,848,656
Weyerhauser Co.                                  61,755                3,558,632
--------------------------------------------------------------------------------
                                                                    $ 42,854,046
--------------------------------------------------------------------------------

Photography -- 0.1%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                49,744             $  3,590,895
--------------------------------------------------------------------------------
                                                                    $  3,590,895
--------------------------------------------------------------------------------

Printing and Business Products -- 1.0%
--------------------------------------------------------------------------------
American Business Products, Inc.                261,355             $  6,043,834
Avery Dennison Corp.                            537,816               28,168,113
Bowne & Co., Inc.                                86,320                3,566,095
Danka Business Systems, PLC ADR                   1,000                   20,000
Deluxe Corp.                                     80,675             $  2,702,613
Donnelley (R.R.) & Sons Co.                      32,896                1,449,480
Harland (John H.) Co.                            51,540                  918,056
Ikon Office Solutions, Inc.                     115,500                2,793,656
U.S. Office Products Co.                        776,817               13,739,951
--------------------------------------------------------------------------------
                                                                    $ 59,401,798
--------------------------------------------------------------------------------

Publishing -- 2.4%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                55,110             $  2,917,386
Central Newspapers, Inc., Class A               210,000               15,382,500
Dow Jones & Co., Inc.                         1,011,000               49,223,062
Gannett Co., Inc.                               260,900               17,724,894
Houghton Mifflin Co.                            112,400                3,660,025
McGraw-Hill Companies, Inc. (The)               455,608               35,281,145
Meredith Corp.                                  190,000                8,170,000
Times Mirror Co. Class A                        151,670                9,280,308
--------------------------------------------------------------------------------
                                                                    $141,639,320
--------------------------------------------------------------------------------

REITS -- 0.3%
--------------------------------------------------------------------------------
Catellus Development Corp.                      290,000             $  5,165,625
Equity Office Properties Trust                    2,812                   79,966
Lasalle Partners, Inc.+                         213,193                7,313,852
Redwood Trust, Inc.                              71,710                1,765,859
Rouse Co. (The)                                 127,700                3,942,738
SLH Corp.                                        53,940                1,618,200
--------------------------------------------------------------------------------
                                                                    $ 19,886,240
--------------------------------------------------------------------------------

Restaurants -- 1.0%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                            48,193             $    981,932
Boston Chicken, Inc.                             38,500                  164,826
Brinker International, Inc.                     446,376               10,713,024
CKE Restaurants, Inc.                           100,000                3,455,575
CKE Restaurants, Inc.+                           10,000                  344,865
McDonald's Corp.                                263,100               16,279,313
Outback Steakhouse, Inc.                         77,101                2,939,476
Outback Steakhouse, Inc.+                       130,181                4,961,165
Starbucks Corp.*                                300,000               14,437,500
Tricon Global Restaurants, Inc.                 189,766                6,025,071
--------------------------------------------------------------------------------
                                                                    $ 60,302,747
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                     Shares                   Value
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.2%
--------------------------------------------------------------------------------
Albertson's, Inc.                             1,521,744             $ 76,087,199
CVS Corp.                                       690,000               50,887,499
Hannaford Brothers Co.                           30,849                1,370,852
Kroger Co. (The)                                 22,800                  954,750
Rite Aid Corp.                                    6,000                  192,750
Safeway, Inc.                                 1,343,768               51,399,125
Walgreen Co.                                     13,750                  474,375
Whole Foods Market, Inc.                         90,000                5,568,750
Winn-Dixie Stores, Inc.                          19,681                  740,498
--------------------------------------------------------------------------------
                                                                    $187,675,798
--------------------------------------------------------------------------------

Retail - General -- 2.3%
--------------------------------------------------------------------------------
99 Cents Only Stores+                           342,670             $ 13,034,246
Casey's General Stores, Inc.+                    75,000                1,225,055
Dayton Hudson Corp.                                 135                   11,787
Department 56, Inc.                             190,000                6,828,125
Dollar General Corp.                             20,500                  776,438
Dollar Tree Stores, Inc.+                       165,195                8,943,905
Dollar Tree Stores, Inc.+                       195,000               10,573,461
May Department Stores Co. (The)                 104,008                6,415,994
Penney (J.C.) Company, Inc.                     928,864               66,007,397
Pier 1 Imports, Inc.+                           100,000                2,630,906
Wal-Mart Stores, Inc.                           344,390               17,413,219
--------------------------------------------------------------------------------
                                                                    $133,860,533
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.7%
--------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.         205,200             $  3,975,750
Burlington Coat Factory Warehouse Corp.+        338,400                6,553,222
CompUSA, Inc.                                     1,000                   18,563
Harcourt General, Inc.                          216,416               11,294,210
Home Depot, Inc. (The)                        1,099,500               76,552,687
Limited, Inc. (The)                             205,000                6,880,313
Lowe's Companies+                                30,000                2,097,076
Office Depot, Inc.                               90,000                2,981,250
OfficeMax, Inc.                                 333,334                6,270,846
Pep Boys - Manny, Moe & Jack (The)+              35,476                  771,217
Pep Boys - Manny, Moe & Jack (The)+              62,500                1,356,656
Republic Industries, Inc.                     1,060,417               29,492,848
TJX Companies, Inc. (The)                           250                   11,063
Toys "R" Us, Inc.                               113,225                3,120,764
Unifi, Inc.                                      50,000                1,915,625
--------------------------------------------------------------------------------
                                                                    $153,292,090
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.2%
--------------------------------------------------------------------------------
Corning, Inc.                                   130,000             $  5,200,000
Dexter Corp. (The)                               47,829                1,975,936
Ecolab, Inc.                                  1,844,036               58,432,890
Great Lakes Chemical Corp.                       33,290                1,672,823
International Flavors & Fragrances, Inc.        148,101                7,247,693
International Specialty Products, Inc.           59,000                1,176,313
Lam Research Corp.                               83,000                2,573,000
Millipore Corp.                               1,011,340               34,891,230
Minnesota Mining & Manufacturing Co.             37,685                3,556,522
Nalco Chemical Co.                              221,952                8,822,592
Pall Corp.                                      216,000                4,239,000
--------------------------------------------------------------------------------
                                                                    $129,787,999
--------------------------------------------------------------------------------

Telephone Utilities -- 0.0%
--------------------------------------------------------------------------------
Bell Atlantic Corp.                               4,083             $    382,016
GTE Corp.+                                       17,500                1,020,100
U.S. West, Inc. - Communications Group            1,280                   67,520
--------------------------------------------------------------------------------
                                                                    $  1,469,636
--------------------------------------------------------------------------------

Tobacco -- 0.1%
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                        182,560             $  6,811,770
Schweitzer-Mauduit International, Inc.            5,731                  190,556
--------------------------------------------------------------------------------
                                                                    $  7,002,326
--------------------------------------------------------------------------------

Transportation -- 0.7%
--------------------------------------------------------------------------------
Arnold Industries, Inc.                         148,543             $  2,376,688
Burlington Northern Santa Fe Corp.               62,933                6,230,367
Coach USA, Inc.                                  94,666                4,490,718
Coach USA, Inc.+                                 74,223                3,519,193
Coach USA, Inc.+                                185,676                8,794,793
FDX Corp.                                        93,723                6,373,164
Heartland Express, Inc.+                        250,000                6,215,641
Union Pacific Corp.                              90,300                4,943,925
--------------------------------------------------------------------------------
                                                                    $ 42,944,489
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                        Shares            Value
--------------------------------------------------------------------------------

Trucks and Parts -- 0.1%
--------------------------------------------------------------------------------
Paccar, Inc.                                     46,602           $    2,766,994
--------------------------------------------------------------------------------
                                                                  $    2,766,994
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $3,813,073,110)                             $5,613,877,090
--------------------------------------------------------------------------------

Convertible Preferred Stocks-- 0.6%


Security                                        Shares            Value

Entertainment -- 0.6%
--------------------------------------------------------------------------------
Time Warner Inc., Series J                      100,187           $   16,998,074
Time Warner Inc., Series J+/(1)/                 66,791               11,508,464
Time Warner Inc., Series J+/(1)/                 21,410                3,627,043
Time Warner Inc., Series J+/(1)/                 14,272                2,455,455
--------------------------------------------------------------------------------
                                                                  $   34,589,036
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
American General Corp., Series D                 21,474           $    1,224,018
--------------------------------------------------------------------------------
                                                                  $    1,224,018
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Aetna, Inc., Series C                               449           $       35,247
--------------------------------------------------------------------------------
                                                                  $       35,247
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
     (identified cost $23,414,320)                                $   35,848,301
--------------------------------------------------------------------------------

Commercial Paper-- 2.8%


                                          Face Amount
Name of Company                           (000's omitted)         Value
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.52%, 5/6/98    $     87,551           $   87,483,878
Prudential Funding Corp., 5.55%, 5/1/98          76,449               76,449,000
--------------------------------------------------------------------------------

Total Commercial Paper
     (identified cost $163,932,878)                               $  163,932,878
--------------------------------------------------------------------------------

Total Investments -- 100.4%
     (identified cost $4,000,420,308)                             $5,813,658,269
--------------------------------------------------------------------------------

Other Assets, Less Liabilities-- (0.4)%                           $ (21,685,428)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                              $5,791,972,841
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

+ Security exempt from registration under Rule 144A or Rule 145 of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, the value of these securities amounted to $538,710,935 or 9.3% of net assets.

*     Non-income producing security.

/(1)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of April 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost $4,000,420,308)                      $5,813,658,269
Cash                                                             717,709
Dividends and interest receivable                              4,394,381
Tax reclaim receivable                                           121,594
Other assets                                                      15,734
Prepaid expenses                                                  78,230
Deferred organization expenses (Note 1C)                           5,625
--------------------------------------------------------------------------------
Total assets                                              $5,818,991,542
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                         $   26,919,490
Payable to affiliate for Trustees' fees (Note 2)                   2,856
Accrued expenses                                                  96,355
--------------------------------------------------------------------------------
Total liabilities                                         $   27,018,701
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $5,791,972,841
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $3,978,733,433
Net unrealized appreciation of investments
    (computed on the basis of identified cost)             1,813,239,408
--------------------------------------------------------------------------------
Total                                                     $5,791,972,841
--------------------------------------------------------------------------------



Statement of Operations

For the Six Months
Ended April 30, 1998
Investment Income (Note 1F)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $305,713)                $   23,598,717
Interest income                                                3,981,921
--------------------------------------------------------------------------------
Total income                                              $   27,580,638
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $    9,349,095
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    16,376
Legal and accounting services                                    449,226
Custodian fee                                                    259,346
Amortization of organization expenses (Note 1C)                   10,297
Miscellaneous                                                    242,687
--------------------------------------------------------------------------------
Total expenses                                            $   10,327,027
--------------------------------------------------------------------------------

Net investment income                                     $   17,253,611
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $    5,622,063
--------------------------------------------------------------------------------
Net realized gain on investments                          $    5,622,063
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $  758,404,874
    Foreign currency                                               1,447
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                        $  758,406,321
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments           $  764,028,384
--------------------------------------------------------------------------------

Net increase in net assets from operations                $  781,281,995
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                         Six Months Ended
Increase (Decrease)                      April 30, 1998         Year Ended
in Net Assets                            (Unaudited)            October 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment income               $   17,253,611         $   14,399,615
     Net realized gain on
         investment transactions              5,622,063             52,637,579
     Net change in unrealized
         appreciation (depreciation)
         of investments                     758,406,321            375,109,348
--------------------------------------------------------------------------------

Net increase in net assets
     from operations                     $  781,281,995         $  442,146,542
--------------------------------------------------------------------------------

Capital transactions --
     Contributions                       $2,270,240,902         $1,907,707,281
     Withdrawals                           (130,995,874)          (415,207,575)
--------------------------------------------------------------------------------

Net increase in net assets from
     capital transactions                $2,139,245,028         $1,492,499,706
--------------------------------------------------------------------------------


Net increase in net assets               $2,920,527,023         $1,934,646,248
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $2,871,445,818         $  936,799,570
--------------------------------------------------------------------------------
At end of period                         $5,791,972,841         $2,871,445,818
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                  Six Months Ended
                                                  April 30, 1998          Year Ended              Period Ended
                                                  (Unaudited)             October 31, 1997        October 31,1996*
------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.54%+                  0.56%                   0.66%+
Net investment income                                      0.90%+                  0.81%                   0.91%+
Portfolio Turnover                                            2%                     14%                      6%
------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/           $     0.0581            $     0.0582              $   0.0585
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $  5,791,973            $  2,871,446              $  936,800
------------------------------------------------------------------------------------------------------------------

+      Annualized.
* For the period from the start of business, December 1, 1995, to October 31, 1996.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.


                       See notes to financial statements

Tax-Managed Growth Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which is organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

   D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and

Tax-Managed Growth Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



   expense during the reporting period. Actual results could differ from those estimates.

   H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the statement of operations.

   I Interim Financial Information -- The interim financial statements relating to April 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
   ----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six month period ended April 30, 1998, the adviser fee was 0.49% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month period ended April 30, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $2,184,250,541 and $65,206,232, respectively. In addition, investments having an aggregate market value of $25,484,816 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $23,796,960.


4  Federal Income Tax Basis of Investment
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                              $4,000,420,308
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                               $1,813,836,547

   Gross unrealized depreciation                                     (598,586)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                 $1,813,237,961
   -----------------------------------------------------------------------------
5  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at April 30, 1998.

Tax-Managed Growth Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



6  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six month period ended April 30, 1998.

Eaton Vance Tax-Managed Growth Fund as of April 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Tax-Managed Growth Fund

        Officers                        Independent Trustees
        M. Dozier Gardner               Donald R. Dwight
        President and Trustee           President, Dwight Partners, Inc.

        James B. Hawkes                 Samuel L. Hayes, III
        Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                        Banking, Harvard University Graduate
        William H. Ahern, Jr.           School of Business Administration
        Vice-President
                                        Norton H. Reamer
        Thomas J. Fetter                Chairman and Chief Executive Officer,
        Vice-President                  United Asset Management Corporation

        Robert B. MacIntosh             John L. Thorndike
        Vice President                  Formerly Director, Fiduciary
                                        Company Incorporated

        Michael B. Terry                Jack L. Treynor
        Vice-President                  Investment Adviser and Consultant

        James L. O'Connor
        Treasurer

        Alan R. Dynner
        Secretary


Tax-Managed Growth Portfolio

        Officers                        Other Trustees
        James B. Hawkes                 Landon T. Clay
        President and Trustee
                                        Donald R. Dwight
        Duncan W. Richardson            President, Dwight Partners, Inc.
        Vice President and
        Portfolio Manager               Samuel L. Hayes, III
                                        Jacob H. Schiff Professor of Investment
        James L. O'Connor               Banking, Harvard University Graduate
        Treasurer                       School of Business Administration

        Alan R. Dynner                  Norton H. Reamer
        Secretary                       Chairman and Chief Executive Officer,
                                        United Asset Management Corporation

                                        John L. Thorndike
                                        Formerly Director,
                                        Fiduciary Company Incorporated

                                        Jack L. Treynor
                                        Investment Adviser and Consultant

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

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

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Eaton Vance Tax-Managed Growth Fund
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                     TGSRC-6/98